Risk/Return Summary - FidelityConservativeIncomeBondFund-RetailPRO - FidelityConservativeIncomeBondFund-RetailPRO - Fidelity Conservative Income Bond Fund	Dec. 01, 2023
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Conservative Income Bond Fund October 30, 2023 Prospectus
Strategy Narrative [Text Block]	Normally maintaining a dollar-weighted average maturity of one year or less.Normally investing in securities with a maximum maturity of four years. Effective December 6, 2023, the following information has been removed from the "Fund Summary" section under the "Principal Investment Strategies" heading. Investing up to 5% of assets in lower quality investment-grade securities.